UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Scharf Investments
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Address:  641 Escalona Drive
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          Santa Cruz, California  95060
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Form 13F File Number: 28-
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jeffrey R. Scharf
          ----------------------------------------------------------------------
Title:    President
          ----------------------------------------------------------------------
Phone:    831-429-6513
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Jeffrey R. Scharf               Santa Cruz, California             10/26/99
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
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28-
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28-
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

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        -------------------

Form 13F Information Table Entry Total: 42
                                        -------------------

Form 13F Information Table Value Total: $179,960,407
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                          Form 13F INFORMATIONAL TABLE

        ITEM 1:             ITEM 2:      ITEM 3:     ITEM 4:    ITEM 5:        ITEM 6:             ITEM 7:             ITEM 8:
----------------------- --------------  ---------  ----------  -------- ------------------- ------------------  --------------------
    NAME OF ISSUER      TITLE OF CLASS    CUSIP       FAIR     SHARES OR     INVESTMENT            MANAGERS       VOTING AUTHORITY
                                          NUMBER     MARKET    PRINCIPAL     DISCRETION                         ----- ------ -------
                                                     VALUE      AMOUNT  ------- ----- ------                     (A)   (B)    (C)
                                                                          (A)    (B)   (C)                      SOLE  SHARED  NONE
                                                                                      SHARED
                                                                          SOLE  SHARED OTHER
------------------------------------------------------------------------------------------------------------------------------------
 AMERICAN INT'L GROUP        COM        026874107   7,017,595   80,720    80,720            Scharf Investments                80,720
 AMGEN                       COM        031162100  13,905,938  170,625   170,625            Scharf Investments               170,625
 BANK ONE                    COM        059438101   3,337,962   95,884    95,884            Scharf Investments                95,884
 BERKSHIRE HATHAWAY CL A     COM        084670108     605,000       11        11            Scharf Investments                    11
 BERKSHIRE HATHAWAY CL B     COM        084670207   3,548,672    1,912     1,912            Scharf Investments                 1,912
 CANADIAN NAT'L RAILWAY      COM        136375102   7,954,697  262,423   262,423            Scharf Investments               262,423
 CANADIAN PACIFIC            COM        135923100   5,705,680  250,112   250,112            Scharf Investments               250,112
 DONNELLEY (RR) & SONS       COM        257867101   2,736,628   94,775    94,775            Scharf Investments                94,775
 EASTMAN KODAK               COM        277461109   1,971,544   26,070    26,070            Scharf Investments                26,070
 FANNIE MAE                  COM        313586109   6,749,438  107,668   107,668            Scharf Investments               107,668
 FIRST DATA CORP.            COM        319963104   8,425,536  192,035   192,035            Scharf Investments               192,035
 FREDDIE MAC                 COM        313400301   6,172,764  118,707   118,707            Scharf Investments               118,707
 GANNETT                     COM        364730101   5,163,671   74,633    74,633            Scharf Investments                74,633
 GENERAL AMER 7.2% PREF.     PREF       368802302     245,866   10,165    10,165            Scharf Investments                10,165
 GENUINE PARTS               COM        372460105   4,208,934  158,454   158,454            Scharf Investments               158,454
 GRAINGER (W.W.)             COM        384802104   1,504,597   31,305    31,305            Scharf Investments                31,305
 INTEL CORP.                 COM        458140100   9,909,275  133,346   133,346            Scharf Investments               133,346
 INT'L BUSINESS MACHINES     COM        459200101  13,290,035  109,835   109,835            Scharf Investments               109,835
 JOHNSON CONTROLS            COM        478366107   1,968,155   29,680    29,680            Scharf Investments                29,680
 KNIGHT RIDDER               COM        499040103   4,214,650   76,630    76,630            Scharf Investments                76,630
 LEAR CORP.                  COM        521865105     757,587   21,530    21,530            Scharf Investments                21,530
 MASCO                       COM        574599106   6,531,545  210,695   210,695            Scharf Investments               210,695
 MEDIA ONE                   COM        58440J104   1,185,905   17,360    17,360            Scharf Investments                17,360
 MERCK                       COM        589331107     844,377   13,028    13,028            Scharf Investments                13,028
 MERRILL LYNCH               COM        590188108     777,844   11,545    11,545            Scharf Investments                11,545
 MICROSOFT                   COM        594918104   9,390,335  103,689   103,689            Scharf Investments               103,689
 MORGAN STANLEY/DN WITTER    COM        617446448   8,099,028   90,809    90,809            Scharf Investments                90,809
 NATIONS BALANCED FUND       COM        63857K107     416,938   47,650    47,650            Scharf Investments                47,650
 NATL ASTRLIA BNK CV UNITS   PFD EXCH   632525309     238,163    8,700     8,700            Scharf Investments                 8,700
                             CAP UNITS
 NEW PLAN EXCEL REALTY       COM        648059103   5,565,124  312,428   312,428            Scharf Investments               312,428
 NEWELL RUBBERMAID           COM        651229106     857,446   30,020    30,020            Scharf Investments                30,020
 NORDSTROM                   COM        655664100     640,170   23,710    23,710            Scharf Investments                23,710
 PFIZER                      COM        717081103   3,492,611   97,355    97,355            Scharf Investments                97,355
 SALOMON NIKKEI CV BOND      MITTS      79549B628   1,387,978  141,450   141,450            Scharf Investments               141,450
 SHERWIN-WILLIAMS            COM        824348106     569,186   27,185    27,185            Scharf Investments                27,185
 STRYKER CORP.               COM        863667101   1,229,045   24,040    24,040            Scharf Investments                24,040
 SYSCO CORP.                 COM        871829107   7,690,433  219,335   219,335            Scharf Investments               219,335
 THOMAS AND BETTS            COM        884315102   6,320,430  123,930   123,930            Scharf Investments               123,930
 TRIBUNE COMPANY             COM        896047107     952,713   19,150    19,150            Scharf Investments                19,150
 WAL-MART STORES             COM        931142103  11,044,013  232,200   232,200            Scharf Investments               232,200
 WASHINGTON MUTUAL           COM        939322103   2,671,549   91,335    91,335            Scharf Investments                91,335
 XEROX                       COM        984121103     661,354   15,770    15,770            Scharf Investments                15,770